SHARE-BASED PAYMENTS, fair value of options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
The assumptions used to estimate the fair value of the options granted
Riskfree rate	3.44%
Riskfree rate, Minimum		0.69%
Riskfree rate, Maximum		0.84%
Expected volatility range	71.71%
Expected volatility range, Minimum		50.87%
Expected volatility range, Maximum		51.22%
Minimum
The assumptions used to estimate the fair value of the options granted
Fair value per ordinary share as at valuation date	$ 0.41	$ 1.30
Exercise multiple	2.2	2.2
Maximum
The assumptions used to estimate the fair value of the options granted
Fair value per ordinary share as at valuation date		$ 5.55
Exercise multiple	2.8	2.8